Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding Amount	$ 1,181,932	$ 1,216,614
Less: Deferred finance cost, net	(18,669)	(20,640)
Add: bond premium	1,502	1,609
Total borrowings	1,164,765	1,197,583
Less: current portion, net of deferred finance cost	(74,864)	(62,643)
Total long-term borrowings, net of current portion, bond premium and deferred finance cost	1,089,901	1,134,940
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount	670,000	670,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	114,750	119,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Outstanding Amount	63,000	65,250
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Outstanding Amount	39,661	41,025
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Outstanding Amount	37,326	38,550
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Outstanding Amount	26,172	26,953
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	50,391	51,953
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Outstanding Amount	105,259	125,000
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Outstanding Amount	33,373	34,633
BNP Paribas $44,000
Debt Instrument [Line Items]
Outstanding Amount	$ 42,000	$ 44,000